DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Contract Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current liabilities [abstract]
Contract liabilities	$ 502,366	$ 479,972
Non Current liabilities [abstract]
Contract liabilities	5,628,101	6,116,347
Revenue recognized from contracts with customers	386,958	298,490
Natural Gas Transportation [Member]
Current liabilities [abstract]
Contract liabilities	185,266	185,267
Non Current liabilities [abstract]
Contract liabilities	3,215,176	3,400,458
Production and Commercialization of Liquids [Member]
Current liabilities [abstract]
Contract liabilities	135,321	103,317
Non Current liabilities [abstract]
Contract liabilities	463,525	598,844
Other Services [Member]
Current liabilities [abstract]
Contract liabilities	168,369	167,921
Non Current liabilities [abstract]
Contract liabilities	1,949,400	2,117,045
UT [Member]
Current liabilities [abstract]
Contract liabilities	13,410	23,467
Non Current liabilities [abstract]
Contract liabilities	$ 0	$ 0